Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Original Cost	$ 13,625	$ 12,855
Accumulated Depreciation	4,779	4,635
Net Book Value	8,846	8,220
Generation [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Original Cost	107	108
Accumulated Depreciation	97	82
Net Book Value	10	26
Distribution [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Original Cost	8,320	7,832
Accumulated Depreciation	2,954	2,848
Net Book Value	5,366	4,984
Transmission [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Original Cost	2,783	2,462
Accumulated Depreciation	866	834
Net Book Value	1,917	1,628
Gas Distribution Base Rates [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Original Cost	458	429
Accumulated Depreciation	137	133
Net Book Value	321	296
Construction Work in Progress [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Original Cost	692	742
Net Book Value	692	742
Non-Operating and Other Property [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Original Cost	1,265	1,282
Accumulated Depreciation	725	738
Net Book Value	$ 540	$ 544